Employee Benefit Plans (Details) - Schedule of changes in benefit obligations and fair value of plan assets - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension [Member]
Change in fair value of plan assets
Accrued benefit liabilities, at end of year	$ 22,070	$ 8,566
Other [Member]
Change in fair value of plan assets
Accrued benefit liabilities, at end of year	25,914	23,508
Present value of defined benefit obligation [Member]
Change in benefit obligations
Benefit obligation, at beginning of year	356,331	315,299
Current service cost	6,840	5,817
Interest expense	11,469	12,056
Remeasurements
Actuarial losses arising from plan experience	2,396	2,008
Actuarial losses from change in demographic assumptions	11	16
Actuarial losses from changes in financial assumptions	35,386	30,471
Benefits paid	(11,020)	(10,241)
Contributions by plan participants	1,018	1,091
Foreign exchange	(62)	(186)
Benefit obligation, at end of year	402,369	356,331
Change in fair value of plan assets
Accrued benefit liabilities, at end of year	47,984	32,074
Present value of defined benefit obligation [Member] | Pension [Member]
Change in benefit obligations
Benefit obligation, at beginning of year	332,823	293,969
Current service cost	6,695	5,701
Interest expense	10,723	11,241
Remeasurements
Actuarial losses arising from plan experience	2,212	1,773
Actuarial losses from change in demographic assumptions
Actuarial losses from changes in financial assumptions	33,278	28,531
Benefits paid	(10,294)	(9,483)
Contributions by plan participants	1,018	1,091
Foreign exchange
Benefit obligation, at end of year	376,455	332,823
Change in fair value of plan assets
Fair value of plan assets, at beginning of year	(324,257)	(283,064)
Contributions by plan participants	(1,018)	(1,091)
Contributions by employer	(5,497)	(5,736)
Interest income	(10,300)	(10,717)
Benefits paid	10,294	9,483
Administrative costs	493	497
Fair value of plan assets, at end of year	(354,385)	(324,257)
Return on plan assets, excluding interest income	(24,100)	(33,629)
Accrued benefit liabilities, at end of year	22,070	8,566
Present value of defined benefit obligation [Member] | Other [Member]
Change in benefit obligations
Benefit obligation, at beginning of year	23,508	21,330
Current service cost	145	116
Interest expense	746	815
Remeasurements
Actuarial losses arising from plan experience	184	235
Actuarial losses from change in demographic assumptions	11	16
Actuarial losses from changes in financial assumptions	2,108	1,940
Benefits paid	(726)	(758)
Contributions by plan participants
Foreign exchange	(62)	(186)
Benefit obligation, at end of year	25,914	23,508
Change in fair value of plan assets
Fair value of plan assets, at beginning of year
Contributions by plan participants
Contributions by employer	(726)	(758)
Interest income
Benefits paid	726	758
Administrative costs
Fair value of plan assets, at end of year
Return on plan assets, excluding interest income
Accrued benefit liabilities, at end of year	25,914	23,508
Plan assets [member] | Present value of defined benefit obligation [Member]
Change in fair value of plan assets
Fair value of plan assets, at beginning of year	(324,257)	(283,064)
Contributions by plan participants	(1,018)	(1,091)
Contributions by employer	(6,223)	(6,494)
Interest income	(10,300)	(10,717)
Benefits paid	11,020	10,241
Administrative costs	493	497
Fair value of plan assets, at end of year	(354,385)	(324,257)
Return on plan assets, excluding interest income	$ (24,100)	$ (33,629)